Deferred Tax - Disclosure Of Movements In Deferred Tax Assets And Liabilities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	$ (22,761)	$ (35,042)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,896	12,281
Deferred tax liabilities, ending balance	(7,865)	(22,761)
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	22,761	30,801
Deferred tax charged to the statement of profit or loss during the year	(14,896)	(8,040)
Deferred tax assets, ending balance	7,865	22,761
Collaboration revenue
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	(14,125)	(28,211)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,125	14,086
Deferred tax liabilities, ending balance	0	(14,125)
Difference allowance in excess of related depreciation
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	(8,636)	(6,672)
Deferred tax charged/(credited) to the statement of profit or loss during the year	885	(1,964)
Deferred tax liabilities, ending balance	(7,751)	(8,636)
Right of use assets
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	0	(159)
Deferred tax charged/(credited) to the statement of profit or loss during the year	(114)	159
Deferred tax liabilities, ending balance	(114)	0
Losses available for offsetting against future taxable profits
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	20,448	15,081
Deferred tax charged to the statement of profit or loss during the year	(20,448)	5,367
Deferred tax assets, ending balance	0	20,448
Difference in intangible assets amortization
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	1,056	5,342
Deferred tax charged to the statement of profit or loss during the year	194	(4,286)
Deferred tax assets, ending balance	1,250	1,056
Accrued expense
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	1,257	608
Deferred tax charged to the statement of profit or loss during the year	2,192	649
Deferred tax assets, ending balance	3,449	1,257
Lease liability
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	0	165
Deferred tax charged to the statement of profit or loss during the year	120	(165)
Deferred tax assets, ending balance	120	0
Cost recovery of R&D expense
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	0	0
Deferred tax charged to the statement of profit or loss during the year	3,046	0
Deferred tax assets, ending balance	3,046	0
R&D credit
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	0	9,605
Deferred tax charged to the statement of profit or loss during the year	0	(9,605)
Deferred tax assets, ending balance	$ 0	$ 0